Income Taxes (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
The Netherlands [Member]
Income Tax Disclosure [Line Items]
Corporate income tax rate	25.00%	[1]	25.00%	[1]	25.00%	[1]
Ireland [Member]
Income Tax Disclosure [Line Items]
Corporate income tax rate	12.50%	[1]	12.50%	[1]	12.50%	[1]
United States Of America [Member]
Income Tax Disclosure [Line Items]
Corporate income tax rate	36.20%	[1]	37.60%	[1]	37.60%	[1]

[1]	The local statutory income tax expense for our significant tax jurisdictions (The Netherlands, Ireland and Isle of Man) does not differ from the actual income tax expense.